UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07354

Name of Fund: BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.5%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.00%, 6/01/34	$1,745	$2,013,939
6.00%, 6/01/39	500	573,450
Birmingham Water Works Board, RB, 4.75%, 1/01/36	3,150	3,335,315
Hoover City Board of Education, GO, Refunding, 4.25%, 2/15/40	3,050	3,180,784
		9,103,488
Arizona — 8.4%
Arizona Sports & Tourism Authority, RB, Multipurpose Stadium Facilities, Series A (NPFGC), 5.00%, 7/01/31	2,750	2,773,457
Arizona State University, RB, Series D, 5.50%, 7/01/26	475	579,320
County of Pinal Arizona Election District No. 3, Refunding RB, 4.75%, 7/01/31	3,750	3,974,812
Mohave County Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C (AGC), 5.00%, 7/01/26	1,800	2,053,800
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	1,375	1,435,720
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,035	1,030,953
5.00%, 12/01/37	4,585	4,551,805
San Luis Facility Development Corp., RB, Senior Lien, Regional Detention Center Project:
6.25%, 5/01/15	405	396,985
7.00%, 5/01/20	490	489,716
7.25%, 5/01/27	980	900,012
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/29	1,100	1,210,055
University Medical Center Corp. Arizona, RB:
6.00%, 7/01/39	1,600	1,770,848
6.50%, 7/01/39	750	846,188
		22,013,671
California — 23.3%
California County Tobacco Securitization Agency, RB, CAB, Stanislaus, Sub- Series C, 6.30%, 6/01/55 (a)	7,090	83,024
California Educational Facilities Authority, RB, 5.00%, 2/01/40	3,000	3,280,980
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 5.88%, 8/15/31	2,300	2,724,396
Carlsbad Unified School District, GO, Election of 2006, Series B, 0.00%, 5/01/34 (b)	1,500	1,118,370

Municipal Bonds	Par (000)	Value
California (concluded)
City of San Jose California, ARB, Series A-1, AMT, 5.75%, 3/01/34	$3,000	$3,314,640
County of Sacramento California, RB, Senior Series A (AGM), 5.00%, 7/01/41	2,100	2,220,183
Dinuba Unified School District, GO, Election of 2006 (AGM):
5.63%, 8/01/31	250	288,520
5.75%, 8/01/33	535	619,535
Foothill Eastern Transportation Corridor Agency California, Refunding RB:
5.75%, 1/15/40	3,495	3,397,909
CAB, 5.88%, 1/15/28	7,000	7,110,600
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 8/01/34 (b)	2,475	1,647,261
Norwalk-La Mirada Unified School District California, GO, Refunding, CAB, Election of 2002, Series E (AGC), 6.47%, 8/01/38 (a)	12,000	2,864,040
Palomar Community College District, GO, CAB, Election of 2006, Series B:
6.09%, 8/01/30 (a)	2,270	912,063
6.15%, 8/01/33 (a)	4,250	1,169,813
0.00%, 8/01/39 (b)	3,000	1,626,060
San Diego Community College District California, GO, CAB, Election of 2002, 0.00%, 8/01/19 (b)	4,200	3,166,338
State of California, GO, Various Purpose:
5.75%, 4/01/31	3,000	3,459,330
6.00%, 3/01/33	2,270	2,696,351
6.50%, 4/01/33	2,900	3,566,826
5.50%, 3/01/40	3,650	4,091,760
(CIFG), 5.00%, 3/01/33	5,000	5,286,250
(NPFGC), 5.00%, 6/01/37	5,000	5,257,350
State of California, GO, Refunding, Various Purpose (CIFG), 4.50%, 8/01/28	1,000	1,051,130
		60,952,729
Colorado — 0.3%
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax (AGM), 6.00%, 12/01/38	750	848,723
Connecticut — 2.5%
Connecticut State Health & Educational Facilities Authority, RB:
Hartford Healthcare, Series A, 5.00%, 7/01/32	2,140	2,304,737
Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/36	1,900	2,008,053
Sacred Heart University, Series G, 5.38%, 7/01/31	600	655,812

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut (concluded)
Connecticut State Health & Educational Facilities Authority, RB (concluded):
Western Connecticut Health, Series M, 5.38%, 7/01/41	$1,300	$1,419,860
		6,388,462
Delaware — 0.7%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	1,800	1,866,132
District of Columbia — 1.5%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset- Backed, 6.50%, 5/15/33	3,500	3,792,460
Florida — 12.3%
County of Lee Florida, Refunding RB, Lee Airport, Series A (AGM), 5.00%, 10/01/28	3,000	3,248,280
County of Miami-Dade Florida, RB, CAB, Sub-Series A (NPFGC) (a):
5.20%, 10/01/32	4,225	1,313,468
6.69%, 10/01/32	5,000	1,568,200
5.21%, 10/01/33	4,000	1,160,640
6.79%, 10/01/33	15,375	4,520,865
5.21%, 10/01/34	4,580	1,235,959
5.22%, 10/01/35	5,000	1,261,300
County of Orange Florida, Refunding RB (Syncora), 4.75%, 10/01/32	5,000	5,198,950
Hillsborough County IDA, RB, National Gypsum Co., Series A, AMT, 7.13%, 4/01/30	3,700	3,441,740
Sumter Landing Community Development District Florida, RB, Sub- Series B, 5.70%, 10/01/38	3,525	3,023,392
Village Community Development District No. 6, Special Assessment Bonds, 5.63%, 5/01/22	6,035	6,080,383
		32,053,177
Georgia — 0.7%
Milledgeville & Baldwin County Development Authority, RB, Georgia College & State University Foundation, 6.00%, 9/01/33	1,500	1,729,665
Idaho — 1.1%
Idaho Health Facilities Authority, Refunding RB, Trinity Health Group, Series B, 6.25%, 12/01/33	2,500	2,921,100
Illinois — 11.6%
Chicago Public Building Commission Building Illinois, RB, Series A (NPFGC), 7.00%, 1/01/20	5,000	6,724,050
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipt, 5.25%, 12/01/40	1,000	1,115,390

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, RB:
MJH Education Assistance IV LLC, Sub-Series B, 5.38%, 6/01/35 (c)(d)	$700	$105,028
Navistar International, Recovery Zone, 6.50%, 10/15/40	1,925	2,042,618
Northwestern Memorial Hospital, Series A, 5.50%, 8/15/43	5,800	6,517,344
Roosevelt University Project, 6.50%, 4/01/44	1,500	1,629,765
Rush University Medical Center, Series C, 6.63%, 11/01/39	1,200	1,413,816
Illinois Finance Authority, Refunding RB:
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	345	290,566
OSF Healthcare System, Series A, 6.00%, 5/15/39	1,535	1,709,560
Railsplitter Tobacco Settlement Authority, RB:
6.25%, 6/01/24	6,000	6,714,060
6.00%, 6/01/28	1,700	1,906,244
		30,168,441
Indiana — 1.8%
Indiana Finance Authority, RB, 5.25%, 10/01/38	3,000	3,354,180
Indiana Finance Authority, Refunding RB, Improvement, U.S. Steel Corp., 6.00%, 12/01/26	1,350	1,371,978
		4,726,158
Iowa — 1.6%
Iowa Higher Education Loan Authority, RB, Private College Facility, Buena Vista University Project, 5.00%, 4/01/31	1,480	1,622,317
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
5.75%, 9/01/30	965	1,035,146
6.00%, 9/01/39	1,500	1,572,945
		4,230,408
Kansas — 0.5%
Kansas Development Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/28	1,155	1,292,491
Kentucky — 2.9%
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare Inc., Series B (NPFGC), 6.19%, 10/01/23 (a)	8,500	5,032,850

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JANUARY 31, 2012	2

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kentucky (concluded)
Louisville & Jefferson County Metropolitan Government, RB, Jewish Hospital & St. Mary’s HealthCare, 6.13%, 2/01/37	$2,250	$2,414,722
		7,447,572
Louisiana — 2.9%
Jefferson Parish Hospital Service District No. 1, Refunding RB, Jefferson Medical Center, Series A, 6.00%, 1/01/39	1,800	2,002,032
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	1,565	1,709,168
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 5/01/31	600	650,676
Louisiana Public Facilities Authority, Refunding RB, Entergy Gulf States Louisiana, LLC Projects, Series A, 5.00%, 9/01/28	3,000	3,154,350
		7,516,226
Maryland — 1.7%
Maryland EDC, Refunding RB, CNX Marine Terminals Inc., 5.75%, 9/01/25	180	186,574
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Doctor’s Community Hospital, 5.63%, 7/01/30	4,100	4,189,339
		4,375,913
Michigan — 2.1%
Michigan State Building Authority, Refunding RB, Facilities Program, Facilities Program, Series I, 6.25%, 10/15/38	1,875	2,173,406
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	2,750	3,400,705
		5,574,111
Minnesota — 2.1%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	3,500	4,131,680
Tobacco Securitization Authority Minnesota, Refunding RB, Tobacco Settlement, 5.25%, 3/01/31	1,200	1,301,640
		5,433,320

Municipal Bonds	Par (000)	Value
Mississippi — 3.5%
Mississippi Development Bank, RB, Hinds Community College District, Capital Improvement Project (AGM), 5.00%, 4/01/36	$1,910	$2,082,836
Mississippi Development Bank Special Obligation, RB, Jackson County Limited Tax Note (AGC), 5.50%, 7/01/32	2,655	3,000,999
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	3,150	3,538,080
Warren County Mississippi, RB, Gulf Opportunity Zone Bonds (International Paper Company Project), Series A, AMT, 5.38%, 12/01/35	600	627,708
		9,249,623
Missouri — 1.3%
Missouri State Development Finance Board, RB, St. Joseph Sewage System Improvements, 5.25%, 5/01/31	620	654,770
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University Health Sciences, 5.25%, 10/01/31	500	545,900
Lutheran Senior Services, 6.00%, 2/01/41	1,500	1,593,135
A.T. Still University Health Sciences, 5.25%, 10/01/41	650	694,135
		3,487,940
Montana — 0.5%
Montana Facility Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 4.75%, 1/01/40	1,250	1,328,738
Nebraska — 2.9%
City of Omaha, RB, 4.25%, 11/15/38	2,840	2,995,831
Nebraska Investment Finance Authority, Refunding RB, Series A:
5.90%, 9/01/36	1,700	1,885,708
6.05%, 9/01/41	1,415	1,503,650
Omaha Nebraska Sanitation Sewer Revenue, RB, System, 4.25%, 11/15/41	1,170	1,229,260
		7,614,449
Nevada — 0.4%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	1,065	1,118,090
New Jersey — 6.2%
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37 (c)(d)	1,510	135,145

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JANUARY 31, 2012	3

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey EDA, RB, Cigarette Tax, 5.75%, 6/15/29	$5,250	$5,485,935
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B:
7.13%, 12/01/23	950	1,183,016
7.50%, 12/01/32	1,225	1,496,827
New Jersey Health Care Facilities Financing Authority, Refunding RB, Barnabas Health, Series A:
4.63%, 7/01/23	770	781,435
5.63%, 7/01/37	2,560	2,688,691
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA, 6.50%, 10/01/38	770	832,801
New Jersey Transportation Trust Fund Authority, RB, Transportation System, 5.25%, 6/15/36	2,860	3,217,929
Union County Utilities Authority, RB, Ref- county Deficiency Agreement-, 4.00%, 6/15/32	250	264,458
Union County Utilities Authority, Refunding RB, Ref-county Deficiency Agreement-, 5.00%, 6/15/41	95	106,702
		16,192,939
New York — 7.1%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (c)(d)	725	166,786
Hudson New York Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	250	256,823
(AGM), 5.00%, 2/15/47	1,500	1,558,800
(FGIC), 5.00%, 2/15/47	1,500	1,540,935
(NPFGC), 4.50%, 2/15/47	1,980	1,955,864
Long Island Power Authority, Refunding RB, Series A, 5.75%, 4/01/39	2,475	2,843,750
New York City Industrial Development Agency, RB:
American Airlines Inc., JFK International Airport, AMT, 7.63%, 8/01/25 (c)(d)	2,600	2,342,106
Queens Baseball Stadium, PILOT (AGC), 6.50%, 1/01/46	850	961,903
New York Convention Center Development Corp., RB, Hotel Unit Fee (AMBAC), 4.75%, 11/15/45	1,000	1,009,250
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	1,250	1,353,125
New York State Dormitory Authority, RB:
Rochester Institute of Technology,, 6.00%, 7/01/33	1,625	1,909,651

Municipal Bonds	Par (000)	Value
New York (concluded)
New York State Dormitory Authority, RB (concluded):
University Rochester, 0.00%, 7/01/39 (b)	$1,000	$982,130
Westchester County Healthcare Corp. New York, RB, Senior Lien, Series A, Remarketing, 5.00%, 11/01/30	1,600	1,687,024
		18,568,147
North Carolina — 6.2%
City of Charlotte North Carolina, Refunding RB, Series A, 5.50%, 7/01/34	325	367,972
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, 5.75%, 8/01/35	2,425	1,982,316
North Carolina Capital Facilities Finance Agency, RB, Duke Energy Carolinas, Series B, 4.38%, 10/01/31	2,385	2,494,328
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	9,300	9,432,432
North Carolina Medical Care Commission, Refunding RB, University Health System, Series D, 6.25%, 12/01/33	1,750	2,033,220
		16,310,268
Oklahoma — 0.5%
Tulsa Airports Improvement Trust, RB, Series A, Mandatory Put Bonds, AMT, 7.75%, 6/01/35 (c)(d)(e)	1,700	1,303,135
Oregon — 1.2%
Oregon Health & Science University, RB, Series A, 5.75%, 7/01/39	1,250	1,425,275
Oregon State Facilities Authority, Refunding RB, Limited College Project, Series A:
5.00%, 10/01/34	1,150	1,243,092
5.25%, 10/01/40	500	543,080
		3,211,447
Pennsylvania — 5.7%
County of Allegheny Pennsylvania IDA, Refunding RB, US Steel Corp. Project, 6.55%, 12/01/27	2,535	2,646,743
Delaware River Port Authority, RB (AGM):
Port District Project, Series B, 5.70%, 1/01/22	2,000	2,005,080
Series D,, 5.00%, 1/01/40	3,640	3,933,530
McKeesport Area School District, GO, CAB (FGIC) (a):
5.53%, 10/01/31	500	263,690

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JANUARY 31, 2012	4

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
McKeesport Area School District, GO, CAB (FGIC) (a) (concluded):
5.53%, 10/01/31	$2,435	$921,915
Pennsylvania Economic Development Financing Authority, RB:
Amtrak Project, Series A, AMT, 6.25%, 11/01/31	2,000	2,012,600
Aqua Pennsylvania Inc. Project, Series B, 4.50%, 12/01/42	3,000	3,153,900
		14,937,458
Puerto Rico — 1.3%
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 5.70%, 8/01/35 (a)	1,000	278,140
First Sub-Series A, 5.75%, 8/01/37	1,500	1,678,950
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.74%, 8/01/41 (a)	7,500	1,496,025
		3,453,115
Rhode Island — 2.9%
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, Series A (AGC), 7.00%, 5/15/39	3,000	3,584,040
Rhode Island Housing & Mortgage Finance Corp., RB, Rental Housing Project, Series A-1, Series A-1, AMT (FGIC), 4.75%, 10/01/43	2,500	2,348,175
State of Rhode Island, COP, Series C, School for the Deaf (AGC), 5.38%, 4/01/28	1,330	1,512,981
		7,445,196
South Carolina — 4.3%
South Carolina Jobs-EDA, Refunding RB:
Palmetto Health Alliance, Series A, 6.25%, 8/01/31	2,185	2,245,940
Palmetto Health, Series C, 6.88%, 8/01/27	3,560	3,896,918
South Carolina State Housing Finance & Development Authority, Refunding RB, Series A-2, AMT (AMBAC), 5.15%, 7/01/37	4,890	4,966,235
		11,109,093
South Dakota — 0.5%
State of South Dakota Board of Regents Housing & Auxiliary Facility System Revenue, RB, 4.25%, 4/01/33	1,350	1,420,956

Municipal Bonds	Par (000)	Value
Tennessee — 0.9%
Memphis-Shelby County Sports Authority Inc., Refunding RB, Memphis Arena Project, Series A:
5.25%, 11/01/27	$1,135	$1,271,609
5.38%, 11/01/28	1,000	1,116,900
		2,388,509
Texas — 8.0%
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B:
7.13%, 12/01/31	1,000	1,202,390
7.25%, 12/01/35	2,650	3,153,341
Harris County Metropolitan Transit Authority Sales and Use Tax, RB, Series A, 5.00%, 11/01/36	1,345	1,534,241
Harris County-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC), 6.18%, 11/15/38 (a)	5,000	878,000
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, 5.25%, 11/01/40	2,300	2,333,649
Lower Colorado River Authority, Refunding RB, Series A (NPFGC), 5.00%, 5/15/31 (f)	5	5,305
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	2,200	2,527,096
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	3,000	3,379,380
Texas State Turnpike Authority, RB (AMBAC):
CAB, 6.05%, 8/15/31 (a)	15,000	4,693,800
First Tier, Series A, 5.00%, 8/15/42	1,250	1,251,025
		20,958,227
Vermont — 1.0%
Vermont Educational & Health Buildings Financing Agency, RB, Hospital, Fletcher Allen Health, Series A, 4.75%, 12/01/36	2,550	2,558,568
Virginia — 0.1%
Roanoke Economic Development Authority, RB, Carilion Clinic Obligation Group, 4.00%, 7/01/29	240	241,214

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JANUARY 31, 2012	5

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Washington — 0.9%
Washington Health Care Facilities Authority, RB, MultiCare Health System, Series B (AGC), 6.00%, 8/15/39	$2,100	$2,390,619
West Virginia — 0.7%
West Virginia University, RB, West Virginia University Projects, Series B, 5.00%, 10/01/36	1,650	1,873,163
Wisconsin — 0.7%
Wisconsin State Health & Educational Facilities Authority, RB, Aurora Health Care, Series A, 4.00%, 7/15/28	1,700	1,699,966
Wyoming — 0.8%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	1,800	2,066,706
Total Municipal Bonds – 139.1%		363,361,813

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
Colorado — 2.1%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 9/01/36	5,250	5,531,557
Massachusetts — 1.3%
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	3,070	3,394,376
New York — 6.5%
Hudson New York Yards Infrastructure Corp., RB, 5.75%, 2/15/47	1,750	1,977,350
New York City Municipal Water Finance Authority, Water & Sewer System, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	690	806,085
Series FF-2, 5.50%, 6/15/40	810	932,377
New York City Municipal Water Finance Authority, Water & Sewer System, Refunding RB, Series A, 4.75%, 6/15/30	4,000	4,383,280
New York Liberty Development Corp., RB, 5.25%, 12/15/43	4,500	5,112,135
New York State Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/38	3,359	3,640,342
		16,851,569
Ohio — 1.8%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	1,740	1,879,679

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
Ohio (concluded)
Ohio Higher Educational Facility Commission, Refunding RB, Hospital, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	$2,600	$2,808,000
		4,687,679
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 11.7%		30,465,181
Total Long-Term Investments (Cost – $362,783,617) – 150.8%		393,826,994

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (h)(i)	6,921,266	6,921,266
Total Short-Term Securities (Cost – $6,921,266) – 2.7%		6,921,266
Total Investments (Cost - $369,704,883*) –153.5%		400,748,260
Other Assets Less Liabilities – 0.4%		1,191,016
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (5.7)%		(14,887,940)
AMPS, at Redemption Value – (48.2)%		(125,900,000)
Net Assets Applicable to Common Shares – 100.0%		$261,151,336

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$354,468,097
Gross unrealized appreciation	$36,777,177
Gross unrealized depreciation	(5,380,510)
Net unrealized appreciation	$31,396,667

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)	Variable rate security. Rate shown is as of report date.

(f)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JANUARY 31, 2012	6

Schedule of Investments (concluded)	BlackRock Investment Quality Municipal Trust Inc. (BKN)

(h)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2011	Net Activity	Shares Held at January 31, 2012	Income
FFI Institutional Tax-Exempt Fund	1,084,525	5,836,701	6,921,266	$1,024

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
Syncora	Syncora Guarantee

•	Financial futures contracts sold as of January 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
73	10-Year US Treasury Note	Chicago Board of Trade	March 2012	$9,654,250	$(127,889)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Trust ‘s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$393,826,994	—	$393,826,994
Short-Term Securities	$6,921,266	—	—	6,921,266
Total	$6,921,266	$393,826,994	—	$400,748,260

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest Rate Contracts	$(127,889)	—	—	$(127,889)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JANUARY 31, 2012	7

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Trust, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 23, 2012